Income Taxes - Reconciliation of effective tax rates (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Tax
Income before taxes	€ 236,980	€ 25,840		€ 56,675
Expected German income tax rate	32.28%	32.28%		32.28%
Expected income tax benefit (expense)	€ (76,497)	€ (8,341)		€ (18,295)
Non-deductible expenses	(511)	(2,533)		(1,731)
Taxable income not recognised in income before tax		(7,796)
R&D tax credits	6,742	5,983		7,077
Tax free income	71,917	5,485		3,558
Permanent differences from GILTI	(444)	(1,401)		(6,029)
Tax effects from investments accounted for using the equity method	(9,300)	(2,884)		(658)
Deviation tax rates to expected tax rate	1,815	690		2,444
Change in tax rates	521	124		(19)
Change in recognition of deferred tax assets	(10,247)	(9,317)		(4,391)
Current Taxes	(4,095)	739		385
Deferred Taxes	(570)	203
Other	(801)	(514)		(1,704)
Total taxes	€ (21,470)	€ (19,562)	[1]	€ (19,363)	[1]
Effective income tax rate	9.06%	75.70%		34.16%
Solidarity surcharge rate	15.825%
Minimum
Tax
Trade tax rate	10.825%
Maximum
Tax
Trade tax rate	16.625%

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”